OCTOBER 1, 1998    PROSPECTUS
--------------------------------------------------------------------------------

J.P. MORGAN U.S. EQUITY FUNDS

Disciplined Equity Fund

U.S. Equity Fund

U.S. Small Company Fund

U.S. Small Company Opportunities Fund

Tax Aware U.S. Equity Fund

                                             ----------------------------------
                                             Seeking to outperform U.S. stock
                                             markets over the long term through
                                             a disciplined management approach



This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.                             JPMORGAN

CONTENTS
--------------------------------------------------------------------------------

2

Principles and techniques common
to the funds in this prospectus
----------------------------------------

U.S. EQUITY MANAGEMENT APPROACH

U.S. equity investment process . . . . . . . . . . . . . . . . . . . . . . . 2
The spectrum of U.S. equity funds. . . . . . . . . . . . . . . . . . . . . . 3
Tax aware investing at J.P. Morgan . . . . . . . . . . . . . . . . . . . . . 3

4

Each fund's goal, investment approach,
risks, expenses, performance, and
financial highlights
----------------------------------------

J.P. MORGAN U.S. EQUITY FUNDS

J.P. Morgan Disciplined Equity Fund. . . . . . . . . . . . . . . . . . . . . 4
J.P. Morgan U.S. Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . 8
J.P. Morgan U.S. Small Company Fund. . . . . . . . . . . . . . . . . . . .  10
J.P. Morgan U.S. Small Company Opportunities Fund. . . . . . . . . . . . .  12
J.P. Morgan Tax Aware U.S. Equity Fund . . . . . . . . . . . . . . . . . .  16

18

Investing in the J.P. Morgan
U.S. Equity Funds
----------------------------------------

YOUR INVESTMENT

Investing through a financial professional . . . . . . . . . . . . . . . .  18
Investing through an employer-sponsored retirement plan. . . . . . . . . .  18
Investing through an IRA or rollover IRA . . . . . . . . . . . . . . . . .  18
Investing directly . . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
Opening your account . . . . . . . . . . . . . . . . . . . . . . . . . . .  18
Adding to your account . . . . . . . . . . . . . . . . . . . . . . . . . .  18
Selling shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  19
Account and transaction policies . . . . . . . . . . . . . . . . . . . . .  19
Dividends and distributions. . . . . . . . . . . . . . . . . . . . . . . .  20
Tax considerations . . . . . . . . . . . . . . . . . . . . . . . . . . . .  20

21

More about risk and the funds'
business operations
----------------------------------------

FUND DETAILS

Business structure . . . . . . . . . . . . . . . . . . . . . . . . . . . .  21
Management and administration. . . . . . . . . . . . . . . . . . . . . . .  21
Risk and reward elements . . . . . . . . . . . . . . . . . . . . . . . . .  22

FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .  back cover

INTRODUCTION
--------------------------------------------------------------------------------

J.P. MORGAN U.S. EQUITY FUNDS

These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

-    are pursuing a long-term goal such as retirement

- want to add an investment with growth potential to further diversify a portfolio

- want funds that seek to outperform the markets in which they each invest over the long term

- with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are NOT designed for investors who:

- want funds that pursue market trends or focus only on particular industries or sectors

-    require regular income or stability of principal

-    are pursuing a short-term goal or investing emergency reserves

- with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

U.S. EQUITY MANAGEMENT APPROACH
--------------------------------------------------------------------------------

The J.P. Morgan U.S. equity funds invest primarily in U.S. stocks. The
Tax Aware Fund does so while seeking to enhance the after-tax returns of its shareholders.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each fund will remain fully invested.

U.S. EQUITY INVESTMENT PROCESS

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

[GRAPHIC]
J.P. Morgan analysts develop proprietary
fundamental research
----------------------------------------

RESEARCH J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

[GRAPHIC]
Stocks in each industry are ranked
with the help of models
----------------------------------------

VALUATION The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

[GRAPHIC]
Using research and valuations,
each fund's management team
chooses stocks for its fund
----------------------------------------

STOCK SELECTION Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

-    catalysts that could trigger a rise in a stock's price

-    high potential reward compared to potential risk

-    temporary mispricings caused by market overreactions


2     U.S. EQUITY MANAGEMENT APPROACH

--------------------------------------------------------------------------------

THE SPECTRUM OF U.S. EQUITY FUNDS

The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

-    how much emphasis they give to the most undervalued stocks

-    how closely they follow the industry weightings of their benchmarks

-    how many securities they typically maintain in their portfolios

-    the size or market capitalization of the companies in which they invest

-    whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.

POTENTIAL RISK AND RETURN (%)

[GRAPH]
--------------------------------------------------------------------------------

U.S. SMALL COMPANY OPPORTUNITIES FUND

U.S. SMALL COMPANY FUND

TAX AWARE U.S. EQUITY FUND
U.S. EQUITY FUND

DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

TAX AWARE INVESTING AT J.P. MORGAN

The Tax Aware Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $250,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. It is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.


                                            U.S. EQUITY MANAGEMENT APPROACH   3

J.P. MORGAN DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
                                          REGISTRANT: J.P. MORGAN FUNDS
                                          (J.P. MORGAN DISCIPLINED EQUITY FUND)

[GRAPHIC]
GOAL

The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund or the Tax Aware U.S. Equity Fund.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The fund's securities are described in more detail on page 22, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN


[GRAPH]

U.S. SMALL COMPANY OPPORTUNITIES FUND

U.S. SMALL COMPANY FUND

TAX AWARE U.S. EQUITY FUND

U.S. EQUITY FUND

DISCIPLINED EQUITY FUND

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception.
Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                      0.35

Marketing (12b-1) fees                        none

Other expenses(2)
(after reimbursement)                         0.40
--------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                         0.75
--------------------------------------------------

EXPENSE EXAMPLE
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-------------------------------------------------------------------------------
               1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)    8         24        42         93
--------------------------------------------------------------------------------

4  J.P. MORGAN DISCIPLINED EQUITY FUND

------------------------------------------------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)                         Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                                                     1 yr.    5 yrs.   Since 10/31/89(3)
J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND                                      N/A      N/A           N/A
(a separate feeder fund investing in the same master portfolio)(4) (after expenses)
------------------------------------------------------------------------------------------------------------------------
Private Account Composite (after expense)(5)                                       32.97    20.26         17.28
------------------------------------------------------------------------------------------------------------------------
S&P 500(6) (no expenses)                                                           33.36    20.27         16.89
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS (%)Shows changes in returns for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------
                                                                                             3 mos.   Since inception(7)
-   J.P. Morgan Institutional Disciplined Equity Fund
    (a separate feeder fund investing in the same master portfolio)(4)                          2.41         25.79
-   Private Account Composite(5)                                                                2.19         25.20
-   S&P 500(6)                                                                                  2.87         25.52
YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------
                                          1990      1991      1992      1993      1994      1995      1996      1997
-  PRIVATE ACCOUNT COMPOSITE(5)          (3.24)     30.01     11.42      9.87     1.90      37.47     22.90     32.97
-  S&P 500(6)                            (3.11)     30.47      7.62     10.08     1.32      37.58     22.96     33.36

(1) The fund has a master/feeder structure as described on page 21. This table shows expenses and its share of master portfolio expenses, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.75%.

(2) Without reimbursement other expenses and total operating expenses would have been 2.93% and 3.28%, respectively. This reimbursement arrangement can be changed or terminated at any time after 9/30/99 at the option of J.P. Morgan.

(3)  The inception date of the Private Account Composite is 10/31/89.

(4) Performance reflects the performance of J.P. Morgan Institutional Disciplined Equity Fund (a separate feeder fund investing in the same master portfolio) from 1/31/97 through 12/31/97. Historical performance information reflects operating expenses which are 0.30% of net assets lower than those of the fund. Accordingly, performance returns for the fund would have been lower if an investment had been made in the fund during the same time periods.

(5) THE PERFORMANCE OF THE PRIVATE ACCOUNT COMPOSITE DOES NOT REPRESENT THE FUND'S PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE. The Composite reflects the historical performance of discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 0.75%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. AIMR performance requirements went into effect 1/1/93 and prior to that date the Composite may not have included all discretionary accounts.

(6) The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(7) J.P. Morgan Institutional Disciplined Equity Fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.

                                         J.P. MORGAN DISCIPLINED EQUITY FUND  5

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
PER-SHARE DATA      For fiscal period ended May 31
--------------------------------------------------------------------------------
                                                                    1998(1)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                            12.98
--------------------------------------------------------------------------------
Income from investment operations:
     Net investment income (loss) ($)                                0.03
     Net realized and unrealized gain
     on investments ($)                                              1.96
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                 1.99
--------------------------------------------------------------------------------
Less distributions to shareholders from:
     Net investment income ($)                                      (0.02)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                                             (0.02)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                  14.95
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                    15.33(2)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)                             18,037
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                         0.75(3)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                                            1.00(3)
--------------------------------------------------------------------------------
EXPENSES WITHOUT REIMBURSEMENT (%)                                   3.28(3)
--------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1)  The fund commenced operations on 12/31/97.

(2)  Not annualized.

(3)  Annualized.


6  J.P. MORGAN DISCIPLINED EQUITY FUND

--------------------------------------------------------------------------------








                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)

J.P. MORGAN U.S. EQUITY FUND                    TICKER SYMBOL: PPEQX
--------------------------------------------------------------------------------
                                                REGISTRANT: J.P. MORGAN FUNDS
                                                (J.P. MORGAN U.S. EQUITY FUND)

[GRAPHIC]
GOAL

The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

The fund's securities are described in more detail on page 22, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

POTENTIAL RISK AND RETURN

[GRAPH]
U.S. SMALL COMPANY OPPORTUNITIES FUND

U.S. SMALL COMPANY FUND

TAX AWARE U.S. EQUITY FUND
U.S. EQUITY FUND

DISCIPLINED EQUITY FUND

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.

PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $12.5 billion using the same strategy as the fund.

The portfolio management team is led by William M. Riegel, Jr., managing director, who has been on the team since 1993 and has been at J.P. Morgan since 1979, and Henry D. Cavanna, managing director, who joined the team in February of 1998, and has been at J.P. Morgan since 1971. Both served as managers of U.S. equity portfolios prior to managing the fund.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(1)(%)
Management fees (actual)                                             0.40

Marketing (12b-1) fees                                               none

Other expenses                                                       0.38
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                             0.78
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                                        1 yr.    3 yrs.    5 yrs.    10 yrs.
YOUR COST($)                              8        25        43         97
--------------------------------------------------------------------------------

8  J.P. Morgan U.S. Equity Fund

PERFORMANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                          1 yr.              5 yrs.              10 yrs.     Since inception(2)
J.P. Morgan U.S. Equity Fund(2) (after expenses)          28.41               17.84               17.55             16.31
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(3) (no expenses)                                  33.36               20.27               18.05             17.32
------------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------
                                             1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
J.P. MORGAN U.S. EQUITY FUND(2)             14.12    31.43     1.38    34.12     8.73    11.02    (0.61)   32.48    21.06    28.41
S&P 500(3)                                  16.61    31.69    (3.11)   30.47     7.62    10.08     1.32    37.58    22.96    33.36


FINANCIAL HIGHLIGHTS

PER-SHARE DATA     For fiscal years ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                             1989     1990     1991     1992     1993     1994     1995     1996     1997     1998

NET ASSET VALUE, BEGINNING OF YEAR ($)      12.04    14.54    16.51    18.21    19.02    19.30    19.38    19.42    22.15    24.63
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                  0.46     0.44     0.44     0.37     0.38     0.27     0.32     0.38     0.25     0.18
  Net realized and unrealized gain
  (loss) on investments ($)                  2.49     2.20     1.90     2.13     1.35     1.32     2.17     4.23     4.72     5.92
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)         2.95     2.64     2.34     2.50     1.73     1.59     2.49     4.61     4.97     6.10
------------------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                 (0.45)   (0.44)   (0.45)   (0.40)   (0.36)   (0.29)   (0.28)   (0.29)   (0.36)   (0.23)
  Net realized gains ($)                       --    (0.23)   (0.19)   (1.29)   (1.09)   (1.22)   (2.17)   (1.59)   (2.13)   (4.84)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                     (0.45)   (0.67)   (0.64)   (1.69)   (1.45)   (1.51)   (2.45)   (1.88)   (2.49)   (5.07)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ($)            14.54    16.51    18.21    19.02    19.30    19.38    19.42    22.15    24.63    25.66
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                            25.12    18.75    14.81    14.60    10.02     8.54    15.11    25.18    25.00    28.35
------------------------------------------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR ($ thousands)      27,677   40,032   55,144  109,246  202,474  231,306  259,338  330,014  362,603  448,144
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                 1.00     0.93     0.91     0.90     0.90     0.90     0.90     0.81     0.80     0.78
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                    3.52     2.97     2.81     2.16     2.20     1.43     1.74     1.87     1.13     0.71
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES WITHOUT REIMBURSEMENT (%)           1.45     1.34     1.29     1.09     0.98     0.93     0.91       --       --       --
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                         18       23       43       99       60       10(4)   --        --       --       --
------------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights for the fiscal years ended May 31, 1994 through May 31, 1998 have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets.

(2) The fund commenced operations on 7/18/93 and returns reflect performance of The Pierpont Equity Fund, the fund's predecessor, prior to that date. The Pierpont Equity Fund commenced operations on 6/27/85 and performance is calculated as of 6/30/85.

(3) The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(4) Portfolio turnover reflects the period 6/1/93 to 7/18/93 and has not been annualized. In July, 1993 the fund's predecessor contributed all of its investable assets to The U.S. Equity Portfolio.


                                                 J.P. MORGAN U.S. EQUITY FUND  9

J.P. MORGAN U.S. SMALL COMPANY FUND                         TICKER SYMBOL: PPCAX
--------------------------------------------------------------------------------
                                                  REGISTRANT: J.P. MORGAN FUNDS
                                           (J.P. MORGAN U.S. SMALL COMPANY FUND)

[GRAPHIC]
GOAL

The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.

[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $110 million and less than $2.5 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 2. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.

[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

The fund's securities are described in more detail on page 22, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

[GRAPH]

Return

U.S. Small Company Opportunities
U.S. Small Company Fund
Tax Aware U.S. Equity Fund
U.S. Equity Fund
Disciplined Equity Fund

Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $2.4 billion using the same strategy as the fund. The portfolio management team is led by Denise Higgins, Candice Eggerss and Stephen J. Rich, all vice presidents. Ms. Higgins joined the team in January of 1998 and has been with J.P. Morgan since 1994. Prior to managing the fund, Ms. Higgins served as a balanced and equity portfolio manager and member of the U.S. asset allocation committee, and prior to 1994, was a mid-to-small cap portfolio manager at Lord Abbett & Company. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team and from June of 1993 to May of 1996 held a similar position with Weiss, Peck and Greer. Mr. Rich joined the team in January of 1997 and has been at J.P. Morgan since 1991, and prior to managing the fund held positions in J.P. Morgan's structured equity and balanced/equity groups.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                                            0.60
Marketing (12b-1) fees                                              none
Other expenses                                                      0.43
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                            1.03
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                            1 yr.         3 yrs.         5 yrs.         10 yrs.
YOUR COST($)                 11             33             57             126
--------------------------------------------------------------------------------


10  J.P. MORGAN U.S. SMALL COMPANY FUND

PERFORMANCE (UNAUDITED)

AVERAGE ANNUAL TOTAL RETURN (%)     Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------

                                                          1 yr.              5 yrs.              10 yrs.     Since inception(2)
J.P. MORGAN U.S. SMALL COMPANY FUND(2) (after expenses)   22.75              14.84                15.45            14.38
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2500 INDEX(3) (no expenses)                       24.36              17.59                16.94            14.89
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 INDEX(3) (no expenses)                       22.36              16.41                15.76            13.04
------------------------------------------------------------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURN (%)     Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------

                                             1988     1989     1990     1991     1992     1993     1994     1995     1996     1997
J.P. MORGAN U.S. SMALL COMPANY FUND(2)      13.67    29.01   (24.34)   59.59    18.98     8.58    (5.89)   31.86    20.75    22.75
Russell 2500 Index(3)                       22.73    19.43   (14.88)   46.70    16.19    16.54    (1.06)   31.70    19.03    24.36
Russell 2000 Index(3)                                                                                                        22.36


------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

PER-SHARE DATA     For fiscal years ended May 31
------------------------------------------------------------------------------------------------------------------------------------
                                             1989     1990     1991     1992     1993     1994     1995     1996     1997     1998
NET ASSET VALUE, BEGINNING OF PERIOD ($)    12.91    16.83    18.68    17.98    20.03    25.12    21.40    22.02    26.20    26.04
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)(4) ($)       (0.03)   (0.03)   (0.02)   (0.04)   (0.01)    0.20     0.22     0.26     0.18     0.11
  Net realized and unrealized gain
  on investment ($)                          3.95     1.88    (0.33)    2.09     5.10     0.19     2.13     6.96     2.00     5.58
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)         3.92     1.85    (0.35)    2.05     5.09     0.39     2.35     7.22     2.18     5.69
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income ($)                    --       --       --       --       --    (0.09)   (0.21)   (0.26)   (0.21)   (0.14)
  Net realized gain ($)                        --       --    (0.35)      --       --    (4.02)   (1.52)   (2.78)   (2.13)   (3.91)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ($)                        --       --    (0.35)      --       --    (4.11)   (1.73)   (3.04)   (2.34)   (4.05)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)          16.83    18.68    17.98    20.03    25.12    21.40    22.02    26.20    26.04    27.68
------------------------------------------------------------------------------------------------------------------------------------


RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                            30.36    10.99    (1.90)   11.40    25.41     1.14    12.28    35.48     9.49    23.37
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)    42,403   47,921   58,859   97,548  186,887  204,445  179,130  220,917  237,985  261,804
------------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                 1.00     0.93     0.91     0.90     0.90     0.90     0.90     0.90     0.90     0.97
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) (%)            (0.23)   (0.18)   (0.15)   (0.25)   (0.06)    0.75     1.02     1.10     0.71     0.39
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES WITHOUT REIMBURSEMENT (%)           1.36     1.25     1.22     1.03     0.95     1.10     1.12     1.03     1.03     1.03
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER (%)                        .38      .66      .56      .58      .50      .14(5)   --       --       --       --
------------------------------------------------------------------------------------------------------------------------------------


The Financial Highlights for the fiscal years ended May 31, 1994 through May 31, 1998 have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses, expressed as a percentage of the fund's average net assets for the past fiscal year.

(2) The fund commenced operations on 7/19/93 and returns reflect performance of The Capital Appreciation Fund, the fund's predecessor, prior to that date. The Capital Appreciation Fund commenced operations on 6/27/85 and performance is calculated as of 6/30/85.

(3) Effective 3/1/98, the fund's benchmark changed from the Russell 2500 Index, a widely recognized, unmanaged index used primarily to measure the performance of small- to medium-cap U.S. stocks, to the Russell 2000 Index, a widely recognized, unmanaged index used primarly to measure the performance of small-cap U.S. stocks. The Russell 2000 Index represents the returns of small-cap stocks only, better captures that universe's performance and fits more neatly into an investor's asset allocation model.

(4) Based on shares outstanding at the beginning and end of each fiscal period except for the fiscal year ended 5/31/91, where average shares outstanding were used.

(5) Portfolio turnover reflects the period 6/1/93 to 7/18/93 and has not been annualized. In July, 1993 the Fund's predecessor contributed all of its investable assets to The U.S. Small Company Portfolio.


                                         J.P. MORGAN U.S. SMALL COMPANY FUND  11

J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND
--------------------------------------------------------------------------------
                                                   REGISTRANT: J.P. MORGAN FUNDS
                             (J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND)

[GRAPHIC]
GOAL

The fund's goal is to provide long-term growth from a portfolio of small company growth stocks. This goal can be changed without shareholder approval.


[GRAPHIC]
INVESTMENT APPROACH

The fund invests primarily in stocks of small U.S. companies whose market capitalization is greater than $150 million and less than $1.25 billion when purchased. While the fund holds stocks in many industries to reduce the impact of poor performance in any one sector, it tends to emphasize industries with higher growth potential and does not track the sector weightings of the overall small company stock market.

In searching for companies, the fund combines the approach described on page 2 with a growth-oriented approach that focuses on each company's business strategies and its competitive environment. The fund seeks to buy stocks when they are undervalued or fairly valued and are poised for long-term growth. Stocks become candidates for sale when they appear overvalued or when the company is no longer a small-cap company, but the fund may also continue to hold them if it believes further substantial growth is possible.


[GRAPHIC]
POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than medium- or large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. Because the fund seeks to outperform the Russell 2000 Growth Index while not tracking its industry weightings, investors should expect higher volatility compared to this index or to more conservatively managed small-cap funds.

The fund's securities are described in more detail on page 22, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.

POTENTIAL RISK AND RETURN

Return

U.S. Small Company Opportunities Fund
U.S. Small Company
Tax Aware U.S. Equity Fund
U.S. Equity Fund
Disciplined Equity Fund

Risk

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $2.4 billion using the same strategy as the fund.

The portfolio management team is led by Candice Eggerss, vice president, and Saira Malik, associate. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team, and from June of 1993 to May of 1996 held a similar position with Weiss, Peck & Greer. Ms. Malik has been with J.P. Morgan since July of 1995 as a small company equity analyst and portfolio manager after graduating from the University of Wisconsin with an M.S. in finance.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.

ANNUAL FUND OPERATING EXPENSES(1) (%)
Management fees (actual)                                            0.60
Marketing (12b-1) fees                                              none
Other expenses                                                      0.65
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES                                            1.25
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------------------------
                            1 yr.         3 yrs.         5 yrs.         10 yrs.
YOUR COST($)                 13             40             69             151
--------------------------------------------------------------------------------


12  J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

--------------------------------------------------------------------------------


PERFORMANCE (unaudited)

AVERAGE ANNUAL TOTAL RETURN   Shows performance over time, for periods ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               1 yr.     3 yrs.    Since 8/31/94(2)
J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND (after expenses)                              n/a       n/a            n/a
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE ACCOUNT Composite(3) (after expenses)                                                  28.60     31.10          27.00
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000 GROWTH INDEX(4) (no expenses)                                                     12.86     18.06          16.00
------------------------------------------------------------------------------------------------------------------------------------


TOTAL RETURNS (%)   Shows changes in returns for period ended December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    3 mos.    Since inception(5)
J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND                                                   (3.19)         15.18

PRIVATE ACCOUNT COMPOSITE(3)                                                                        (1.70)         15.11

RUSSELL 2000 GROWTH INDEX(4)                                                                        (8.20)          7.34


YEAR-BY-YEAR TOTAL RETURN (%)      Shows changes in returns by calendar year
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         1995      1996      1997
PRIVATE ACCOUNT COMPOSITE(3)                                                                             41.61     23.90     28.60

RUSSELL 2000 GROWTH INDEX(4)                                                                             31.04     11.26     12.86


(1) The fund has a master/feeder structure as described on page 21. This table shows the fund's expenses and its share of master portfolio expenses for the fiscal period ended 5/31/98, expressed as a percentage of average net assets.
(2)  The inception date of the Private Account Composite is 8/31/94.
(3) THE PERFORMANCE OF THE PRIVATE ACCOUNT COMPOSITE DOES NOT REPRESENT THE FUND'S PERFORMANCE AND SHOULD NOT BE INTERPRETED AS INDICATIVE OF THE FUND'S FUTURE PERFORMANCE. The Composite reflects the historical performance of all discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 1.25%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds.
(4) The Russell 2000 Growth Index is an unmanaged index of small, growth-oriented U.S. stocks.
(5) The fund commenced operations on 6/16/97 and performance is calculated as of 6/30/97.


                           J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND  13

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

PER-SHARE DATA      For fiscal period ended May 31
--------------------------------------------------------------------------------
                                                                       1998(1)
NET ASSET VALUE, BEGINNING OF PERIOD ($)                               10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ($)                                     (0.02)
  Net realized and unrealized gain on investment ($)                    2.59
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                                    2.57
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                                     12.57
--------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                                       25.70(2)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ THOUSANDS)                              188,932
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                                            1.19(3)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) (%)                                       (0.37)(3)
--------------------------------------------------------------------------------
EXPENSES WITHOUT REIMBURSEMENT (%)                                      1.25(3)
--------------------------------------------------------------------------------

The financial highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1)  The fund commenced operations on 6/16/97.
(2)  Not annualized.
(3)  Annualized.


14  J.P. MORGAN U.S. SMALL COMPANY OPPORTUNITIES FUND

-------------------------------------------------------------------------------













                    (THIS PAGE IS INTENTIONALLY LEFT BLANK)

J.P. MORGAN TAX AWARE
U.S. EQUITY FUND                        TICKER SYMBOL: JPTAX
--------------------------------------------------------------------------------
                                        REGISTRANT: J.P. MORGAN SERIES TRUST
                                        (J.P. MORGAN TAX AWARE U.S. EQUITY FUND:
                                        SELECT SHARES)

[GRAPHIC]

GOAL

The fund's goal is to provide high after tax total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.

[GRAPHIC]

INVESTMENT APPROACH

The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 3.

[GRAPHIC]

POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

The fund's securities are described in more detail on page 22, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

[GRAPH]

U.S. Small Company Opportunities Fund

U.S. Small Company Fund

Return

Tax Aware U.S. Equity Fund

U.S. Equity Fund

Disciplined Equity Fund

Risk


The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $12.5 billion using the same strategy as the fund.

The portfolio management team is led by Terry E. Banet, vice president, and Gordon B. Fowler, managing director, who have been on the team since the fund's inception in December of 1996. Ms. Banet has been at J.P. Morgan since 1985, Mr. Fowler since 1981. Prior to managing this fund, Ms. Banet managed tax aware accounts and helped develop Morgan's tax aware equity process while Mr. Fowler was responsible for structured equity products for both the institutional and the private client markets.
--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

Footnotes for this section are shown on next page.


SHAREHOLDER TRANSACTION EXPENSES

REDEMPTION FEES (% OF YOUR CASH PROCEEDS)
--------------------------------------------------------------------------------
Shares held for less than five years                             1.00

Shares held five years or longer                                 none

ANNUAL EXPENSES(1) (% OF FUND ASSETS)
--------------------------------------------------------------------------------
Management fees (actual)                                         0.45

Marketing (12b-1) fees                                           none

Other expenses(2) (after reimbursement)                          0.40
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES(2)
(AFTER REIMBURSEMENT)                                            0.85
--------------------------------------------------------------------------------


EXPENSE EXAMPLE

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.
--------------------------------------------------------------------------------

                    1 yr.     3 yrs.    5 yrs.    10 yrs.
YOUR COST($)        9/19      27/37     47/47     105/105
--------------------------------------------------------------------------------



16 J.P. MORGAN TAX AWARE U.S. EQUITY FUND

--------------------------------------------------------------------------------
PERFORMANCE (UNAUDITED)
AVERAGE ANNUAL TOTAL RETURN (%)    Shows performance over time, for the period
                                   ended December 31, 1997
--------------------------------------------------------------------------------

                                                            Since Inception(3)
J.P. MORGAN TAX AWARE U.S. EQUITY FUND (AFTER EXPENSES)           30.52
--------------------------------------------------------------------------------
S&P 500(4) (no expenses)                                          33.36
--------------------------------------------------------------------------------



TOTAL RETURN (%)    Shows changes in returns by calendar year
--------------------------------------------------------------------------------

[GRAPH]


                                                                 1997(3)
/ / J.P. MORGAN TAX AWARE U.S. EQUITY FUND                       30.52
/ / S&P 500(4)                                                   33.36


--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


PER-SHARE DATA      For fiscal periods ended
--------------------------------------------------------------------------------
                                                  10/31/97(3)    4/30/98
                                                               (unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD ($)           10.00         12.57
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                         0.06          0.03
  Net realized and unrealized gain
  on investments ($)                                2.52          2.65
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS ($)                2.58          2.68
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                        (0.01)        (0.07)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ($)                 12.57         15.18
--------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
TOTAL RETURN (%)                                   25.83(5)      21.42(5)
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD ($ thousands)            25,649        58,740
--------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
EXPENSES (%)                                        0.85(6)       0.85(6)
--------------------------------------------------------------------------------
NET INVESTMENT INCOME (%)                           0.70(6)       0.59(6)
--------------------------------------------------------------------------------
EXPENSES WITHOUT REIMBURSEMENT (%)                  2.16(6)       1.20(6)
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE (%)                          23(6)         20(2)
--------------------------------------------------------------------------------
AVERAGE BROKER COMMISSIONS PER SHARE ($)            0.0321        0.0315
--------------------------------------------------------------------------------
The financial highlights for the fiscal period ended 10/31/97 have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.


(1) This table shows expenses for the fiscal period ended 10/31/97, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.85%.

(2) Without reimbursement, other expenses and total operating expenses would have been 1.71% and 2.16%, respectively, on an annualized basis. This reimbursement arrangement can be changed or terminated at any time after 2/28/99 at the option of J.P. Morgan.

(3) The fund commenced operations on 12/18/96 and performance is calculated as of 12/31/96.

(4) The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

(5)  Not annualized.

(6)  Annualized.

                                       17 J.P. MORGAN TAX AWARE U.S. EQUITY FUND

YOUR INVESTMENT
--------------------------------------------------------------------------------

For your convenience, the J.P. Morgan Funds offer several ways to start and add to fund investments.

INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.

INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.

INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.

INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

- Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $2,500 and for additional investments $500, although these minimums may be less for some investors. For more information on minimum investments, call
     1-800-521-5411.

- Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

- Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-521-5411.

OPENING YOUR ACCOUNT

     BY WIRE

-    Mail your completed application to the Shareholder Services Agent.

- Call the Shareholder Services Agent to obtain an account number and to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- After placing your purchase order, instruct your bank to wire the amount of your investment to:

     State Street Bank & Trust Company
     ROUTING NUMBER: 011-000-028
     CREDIT: J.P. Morgan Funds
     ACCOUNT NUMBER: 9904-226-9
     FFC: your account number, name of registered owner(s) and fund name.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds

-    Mail the check with your completed application to the Transfer Agent.



     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

     BY WIRE

- Call the Shareholder Services Agent to place a purchase order. FUNDS THAT ARE WIRED WITHOUT A PURCHASE ORDER WILL BE RETURNED UNINVESTED.

- Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

     BY CHECK

-    Make out a check for the investment amount payable to J.P. Morgan Funds.

- Mail the check with a completed investment slip to the Transfer Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

18 YOUR INVESTMENT

--------------------------------------------------------------------------------
SELLING SHARES

     BY PHONE - WIRE PAYMENT

- Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

- Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

BY PHONE - CHECK PAYMENT

- Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

IN WRITING

- Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

-    Indicate whether you want any cash proceeds sent by check or by wire.

- Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

-    Mail the letter to the Shareholder Services Agent.


     BY EXCHANGE

-    Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

TELEPHONE ORDERS The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

EXCHANGES You may exchange shares in these funds for shares in any other J.P. Morgan or J.P. Morgan Institutional mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

BUSINESS DAYS AND NAV CALCULATIONS The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculate its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with a fund's fair valuation procedures.

TIMING OF ORDERS Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

--------------------------------------------------------------------------------
TRANSFER AGENT                          SHAREHOLDER SERVICES AGENT
STATE STREET BANK AND TRUST COMPANY     J.P. MORGAN FUNDS SERVICES
P.O. Box 8411                           522 Fifth Avenue
Boston, MA 02266-8411                   New York, NY 10036
Attention: J.P. Morgan Funds Services   1-800-521-5411

                                        Representatives are available 8:00 a.m.
                                        to 5:00 p.m. eastern time on fund
                                        business days.

                                                              YOUR INVESTMENT 19

--------------------------------------------------------------------------------
TIMING OF SETTLEMENTS When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 3) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

STATEMENTS AND REPORTS The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

ACCOUNTS WITH BELOW-MINIMUM BALANCES If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.

DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity and Tax Aware funds; and twice a year for the U.S. Small Company and U.S. Small Company Opportunities funds. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Fund.

TAX CONSIDERATIONS

In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:


--------------------------------------------------------------------------------
TRANSACTION                             TAX STATUS
--------------------------------------------------------------------------------
Income dividends                        Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                 Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares            Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares            Gains are treated as ordinary
owned for one year or less              income; losses are subject
                                        to special rules
--------------------------------------------------------------------------------


Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.

20 YOUR INVESTMENT

FUND DETAILS
--------------------------------------------------------------------------------

BUSINESS STRUCTURE

As noted earlier, each fund (except the Tax Aware Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-521-5411. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, a fund will withdraw from its master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether a fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The Tax Aware Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-521-5411. In the future, the trustees could create other series or share classes, which would have different expenses.

MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust, are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
ADVISORY SERVICES                       Percentage of the master portfolio's
                                        average net assets
Disciplined Equity                      0.35%
U.S. Equity                             0.40%
U.S. Small Company                      0.60%
U.S. Small Company                      0.60%
Opportunities
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                 Master portfolio's and fund's pro-
(fee shared with Funds                  rata portions of 0.09% of the
Distributor, Inc.)                      first $7 billion in J.P. Morgan-
                                        advised portfolios, plus 0.04% of
                                        average net assets over
                                        $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                    0.25% of the fund's average
                                        net assets
--------------------------------------------------------------------------------


The Tax Aware Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:


--------------------------------------------------------------------------------
ADVISORY SERVICES                       0.45% of the fund's average
                                        net assets
--------------------------------------------------------------------------------
ADMINISTRATIVE SERVICES                 Fund's pro-rata portion of 0.09%
(fee shared with Funds                  of the first $7 billion in
Distributor, Inc.)                      J.P. Morgan-advised portfolios,
                                        plus 0.04% of average
                                        net assets over $7 billion
--------------------------------------------------------------------------------
SHAREHOLDER SERVICES                    0.25% of the fund's average
                                        net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

YEAR 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the funds will decline.

                                                                 FUND DETAILS 21

RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-17). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.


----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                          POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------
MARKET CONDITIONS

-    Each fund's share                   -    Stocks have generally               -    Under normal circumstances the
     price and performance will               outperformed more stable                 funds plan to remain fully invested,
     fluctuate in response to                 investments (such as                     with at least 65% in stocks; stock
     stock market movements                   bonds and cash equivalents)              investments may include U.S. and
                                              over the long term                       foreign common stocks, convertible
                                                                                       securities, preferred stocks, trust
-    Adverse market                                                                    or partnership interests, warrants,
     conditions may from time to                                                       rights, and investment company
     time cause a fund to take                                                         securities
     temporary defensive
     positions that are                                                           -    The funds seek to limit risk
     inconsistent with its                                                             through diversification
     principal investment
     strategies and may hinder a                                                  -    During severe market downturns,
     fund from achieving its                                                           the funds have the option of
     investment objective                                                              investing up to 100% of assets in
                                                                                       investment-grade short-term securities
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT CHOICES

-    A fund could                        -    A fund could                        -    J.P. Morgan focuses its active
     underperform its benchmark               outperform its benchmark                 management on securities selection,
     due to its securities and                due to these same choices                the area where it believes its
     asset allocation choices                                                          commitment to research can most
                                                                                       enhance returns
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN INVESTMENTS

-    Currency exchange rate              -    Favorable exchange                  -    Each Fund anticipates that its
     movements could reduce                   rate movements could                     total foreign investments will not
     gains or create losses                   generate gains or reduce                 exceed 20% of assets
                                              losses
-    A fund could lose                                                            -    Each fund actively manages the
     money because of foreign            -    Foreign investments,                     currency exposure of its foreign
     government actions,                      which represent a major                  investments relative to its
     political instability, or                portion of the world's                   benchmark, and may hedge back into
     lack of adequate and                     securities, offer                        the U.S. dollar from time to time
     accurate information                     attractive potential                     (see also "Derivatives")
                                              performance and
                                              opportunities for
                                              diversification
----------------------------------------------------------------------------------------------------------------------------------
DERIVATIVES

-    Derivatives such as                 -    Hedges that correlate               -    The funds use derivatives for
     futures, options, swaps,                 well with underlying                     hedging and for risk management
     and forward foreign                      positions can reduce or                  (i.e., to establish or adjust
     currency contracts that are              eliminate losses at low                  exposure to particular securities,
     used for hedging the                     cost                                     markets or currencies); risk
     portfolio or specific                                                             management may include management of
     securities may not fully            -    A fund could make                        a fund's exposure relative to its
     offset the underlying                    money and protect against                benchmark (swaps and forward foreign
     positions(1)                             losses if management's                   currency contracts are not permitted
                                              analysis proves correct                  to be used by the Tax Aware Fund; the
-    Derivatives used for                                                              U.S. Small Company Opportunities Fund
     risk management may not             -    Derivatives that                         is permitted to use derivatives,
     have the intended effects                involve leverage could                   however, it has no current intention
     and may result in losses or              generate substantial gains               to do so)
     missed opportunities                     at low cost
                                                                                  -    The funds only establish hedges
-    The counterparty to a                                                             that they expect will be highly
     derivatives contract could                                                        correlated with underlying positions
     default
                                                                                  -    While the funds may use
-    Derivatives that                                                                  derivatives that incidentally involve
     involve leverage could                                                            leverage, they do not use them for
     magnify losses                                                                    the specific purpose of leveraging
                                                                                       their portfolios
----------------------------------------------------------------------------------------------------------------------------------

(1) A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

22 FUND DETAILS


----------------------------------------------------------------------------------------------------------------------------------
POTENTIAL RISKS                          POTENTIAL REWARDS                        POLICIES TO BALANCE RISK AND REWARD
----------------------------------------------------------------------------------------------------------------------------------

ILLIQUID HOLDINGS

-    A fund could have                   -    These holdings may                  -    No fund may invest more than 15%
     difficulty valuing these                 offer more attractive                    of net assets in illiquid holdings
     holdings precisely                       yields or potential growth
                                              than comparable widely              -    To maintain adequate liquidity
-    A fund could be unable                   traded securities                        to meet redemptions, each fund may
     to sell these holdings at                                                         hold investment-grade short-term
     the time or price it desires                                                      securities (including repurchase
                                                                                       agreements) and, for temporary or
                                                                                       extraordinary purposes, may borrow
                                                                                       from banks up to 33 1/3% of the value
                                                                                       of its assets
----------------------------------------------------------------------------------------------------------------------------------
WHEN-ISSUED AND DELAYED
DELIVERY SECURITIES

-    When a fund buys                    -    A fund can take                     -    Each fund uses segregated
     securities before issue or               advantage of attractive                  accounts to offset leverage risk
     for delayed delivery, it                 transaction opportunities
     could be exposed to
     leverage risk if it does
     not use segregated accounts
----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TRADING

-    Increased trading                   -    A fund could realize                -    Each Fund anticipates a
     would raise a fund's                     gains in a short period of               portfolio turnover rate of
     brokerage and related costs              time                                     approximately 100%

-    Increased short-term                -    A fund could protect                -    The funds generally avoid
     capital gains distributions              against losses if a stock                short-term trading, except to take
     would raise shareholders'                is overvalued and its value              advantage of attractive or unexpected
     income tax liability                     later falls                              opportunities or to meet demands
                                                                                       generated by shareholder activity
----------------------------------------------------------------------------------------------------------------------------------


                                                                FUND DETAILS 23

FOR MORE INFORMATION


For investors who want more information on these funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

STATEMENT OF ADDITIONAL INFORMATION (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. MORGAN FUNDS
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

TELEPHONE:  1-800-521-5411

HEARING IMPAIRED:  1-888-468-4015

EMAIL:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Disciplined Equity Fund. . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Equity Fund . . . . . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Fund. . . . . . . . . . 811-07340 and 033-54632
J.P. Morgan U.S. Small Company Opportunities Fund. . . 811-07340 and 033-54632
J.P. Morgan Tax Aware U.S. Equity Fund . . . . . . . . 811-07795 and 333-11125


J.P. MORGAN FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Funds offer a broad array of distinctive opportunities for mutual fund investors.





JPMORGAN
--------------------------------------------------------------------------------
J.P. MORGAN FUNDS

ADVISOR                                           DISTRIBUTOR

J.P. Morgan Investment Management Inc.            Funds Distributor, Inc.
522 Fifth Avenue                                  60 State Street
New York, NY 10036                                Boston, MA 02109
1-800-521-5411                                    1-800-221-7930


                                                               REQCP-9810

================================================================================
                                    OCTOBER 1, 1998  |  PROSPECTUS
================================================================================


J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUNDS

Disciplined Equity Fund

U.S. Equity Fund

U.S. Small Company Fund

Tax Aware Disciplined Equity Fund



                                         =======================================
                                         Seeking to outperform U.S. stock

                                         markets over the long term through a

                                         disciplined management approach





This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense for anyone to state or suggest otherwise.

Distributed by Funds Distributor, Inc.

                                                                       JP Morgan

CONTENTS

================================================================================================================================

                                              2 |     U.S. EQUITY MANAGEMENT APPROACH

                                                      U.S. equity investment process .......................................  2
                 Principles and techniques common
                  to the funds in this prospectus     The spectrum of U.S. equity funds ....................................  3

                                                      Tax aware investing at J.P. Morgan ...................................  3


                                              4 |     J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS

           Each fund's goal, investment approach,     J.P. Morgan Institutional Disciplined Equity Fund ....................  4
                 risks, expenses, performance and
                             financial highlights     J.P. Morgan Institutional U.S. Equity Fund ...........................  8

                                                      J.P. Morgan Institutional U.S. Small Company Fund .................... 10

                                                      J.P. Morgan Institutional Tax Aware Disciplined Equity Fund .......... 12


                                             14 |     YOUR INVESTMENT

                     Investing in the J.P. Morgan     Investing through a financial professional ........................... 14
                  Institutional U.S. Equity Funds
                                                      Investing through an employer-sponsored retirement plan .............. 14

                                                      Investing through an IRA or rollover IRA ............................. 14

                                                      Investing directly ................................................... 14

                                                      Opening your account ................................................. 14

                                                      Adding to your account ............................................... 14

                                                      Selling shares ....................................................... 15

                                                      Account and transaction policies ..................................... 15

                                                      Dividends and distributions .......................................... 16

                                                      Tax considerations ................................................... 16


                                             17 |     FUND DETAILS

                   More about risk and the funds'     Business structure ................................................... 17
                              business operations
                                                      Management and administration ........................................ 17

                                                      Risk and reward elements ............................................. 18


                                                      FOR MORE INFORMATION ......................................... back cover

INTRODUCTION
================================================================================


J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUNDS

These funds invest primarily in U.S. stocks either directly or through another fund. As a shareholder, you should anticipate risks and rewards beyond those of a typical bond fund or a typical balanced fund.

WHO MAY WANT TO INVEST

The funds are designed for investors who:

o     are pursuing a long-term goal such as retirement

o want to add an investment with growth potential to further diversify a portfolio

o want funds that seek to outperform the markets in which they each invest over the long term

o with regard to the Tax Aware Fund, are individuals that could benefit from a strategy that pursues returns from an after-tax perspective

The funds are not designed for investors who:

o want funds that pursue market trends or focus only on particular industries or sectors

o     require regular income or stability of principal

o     are pursuing a short-term goal or investing emergency reserves

o with regard to the Tax Aware Fund, are investing through a tax-deferred account such as an IRA

J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

================================================================================

Before you invest

Investors considering these funds should understand that:

o The value of each fund's shares will fluctuate over time. You could lose money if you sell when your fund's share price is lower than when you invested.

o     There is no assurance that these funds will meet their investment goals.

o     Future returns will not necessarily resemble past performance.

o These funds (except for the Tax Aware Fund) invest in another fund with an identical goal -- the master portfolio. The Tax Aware Fund invests directly in individual securities.

                                                                            |
                                                                            | 1
                                                                            |

U.S. EQUITY MANAGEMENT APPROACH
================================================================================


[GRAPHIC OMITTED]
J.P. Morgan analysts develop proprietary fundamental research

[GRAPHIC OMITTED]
Stocks in each industry are ranked
with the help of models

[GRAPHIC OMITTED]
Using research and valuations,
each fund's management team
chooses stocks for its fund


The J.P. Morgan Institutional U.S. equity funds invest primarily in U.S. stocks. The Tax Aware Fund does so while seeking to enhance the after-tax returns of its shareholders.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on stock picking while largely avoiding sector or market-timing strategies. Also, under normal market conditions, each fund will remain fully invested.


U.S. EQUITY INVESTMENT PROCESS

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process:

Research J.P. Morgan takes an in-depth look at company prospects over a relatively long period -- often as much as five years -- rather than focusing on near-term expectations. This approach is designed to provide insight into a company's real growth potential. J.P. Morgan's in-house research is developed by an extensive worldwide network of over 120 career analysts. The team of analysts dedicated to U.S. equities includes more than 20 members, with an average of over ten years of experience.

Valuation The research findings allow J.P. Morgan to rank the companies in each industry group according to their relative value. The greater a company's estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team's findings.

Stock selection Each fund buys and sells stocks according to its own policies, using the research and valuation rankings as a basis. In general, each management team buys stocks that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the funds' managers often consider a number of other criteria:

o     catalysts that could trigger a rise in a stock's price

o     high potential reward compared to potential risk

o     temporary mispricings caused by market overreactions

  |
2 |  U.S. EQUITY MANAGEMENT APPROACH
  |

================================================================================


THE SPECTRUM OF U.S. EQUITY FUNDS

The funds described in this prospectus pursue a range of goals and offer varying degrees of risk and potential reward. Differences between these funds include:

o     how much emphasis they give to the most undervalued stocks

o     how closely they follow the industry weightings of their benchmarks

o     how many securities they typically maintain in their portfolios

o     the size or market capitalization of the companies in which they invest

o     whether they focus on before-tax or after-tax returns

The table below shows degrees of the relative risk and return that these funds potentially offer. These and other distinguishing features of each U.S. equity fund are described on the following pages.

------------------------------
 Potential risk and return
--------------------------------------------------------------------------------

                                [CHART OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


TAX AWARE INVESTING AT J.P. MORGAN

The Tax Aware Fund is designed to reduce, but not eliminate, capital gains distributions to shareholders. In doing so, the fund sells securities when the anticipated performance benefit justifies the resulting tax liability. This strategy often includes holding securities long enough to avoid higher, short-term capital gains taxes, selling shares with a higher cost basis first, and offsetting gains realized in one security by selling another security at a capital loss. The fund is aided in this process by a tax-sensitive optimization model developed by J.P. Morgan.

The Tax Aware Fund generally intends to pay redemption proceeds in cash; however it reserves the right at its sole discretion to pay redemptions over $500,000 in-kind as a portfolio of representative stocks rather than cash. An in-kind redemption payment can shield the fund -- and other shareholders -- from tax liabilities that might otherwise be incurred. It is not subject to a redemption fee by the fund. However, the stocks received will continue to fluctuate in value after redemption and will be subject to brokerage or other transaction costs when liquidated.

                                                                             |
                                           U.S. EQUITY MANAGEMENT APPROACH   | 3
                                                                             |

J.P. MORGAN INSTITUTIONAL
DISCIPLINED EQUITY FUND
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL DISCIPLINED
                                     EQUITY FUND)


[GRAPHIC] GOAL
The fund's goal is to provide a consistently high total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.


[GRAPHIC] POTENTIAL RISKS AND REWARDS
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility.

The fund's securities are described in more detail on page 18, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

                                [CHART OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by James C. Wiess and Timothy J. Devlin, both vice presidents, who have been on the team since the fund's inception in January of 1997. Mr. Wiess has been at J.P. Morgan since 1992, and prior to managing this fund managed other structured equity portfolios for J.P. Morgan. Mr. Devlin has been at J.P. Morgan since July of 1996, and prior to that time was an equity portfolio manager at Mitchell Hutchins Asset Management Inc.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.


-----------------------------------------
Annual fund operating expenses/1/     (%)
-----------------------------------------

Management fees (actual)             0.35

Marketing (12b-1) fees               none

Other expenses/2/
(after reimbursement)                0.10
=========================================
Total operating expenses/2/
(after reimbursement)                0.45
-----------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

----------------------------------------------------
               1 yr.    3 yrs.     5 yrs.    10 yrs.

Your cost($)    5         14         25        57
----------------------------------------------------

Footnotes for this section are shown on next page.



  |
4 |  J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
  |

================================================================================


PERFORMANCE (unaudited)

------------------------------
Average annual total return (%)     Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                          1 yr.        5 yrs.    Since 10/31/89(/3/)

J.P. Morgan Institutional Disciplined Equity Fund (after expenses)        n/a           n/a           n/a
--------------------------------------------------------------------------------------------------------------------
Private Account Composite (after expense)/4/                              33.37         20.61         17.63
--------------------------------------------------------------------------------------------------------------------
S&P 500/5/ (no expenses)                                                  33.36         20.27         16.89
--------------------------------------------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

------------------------------
Total returns (%)                   Shows changes in returns for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------
                                                                                3 mos.         Since inception/6/

J.P. Morgan Institutional Disciplined Equity Fund                               2.41                 25.79
Private Account Composite/4/                                                    2.26                 25.54
S&P 500/5/                                                                      2.87                 25.52
--------------------------------------------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

-------------------------------
Year-by-year total return (%)       Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------
                                                   1990    1991    1992    1993     1994    1995    1996    1997

Private Account Composite/4/                       (2.94)  30.39   11.75   10.20    2.21    37.87   23.26   33.37
S&P 500/5/                                         (3.11)  30.47    7.62   10.08    1.32    37.58   22.96   33.36
--------------------------------------------------------------------------------------------------------------------

/1/ The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.45%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 0.37% and 0.72%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

/3/  The inception date of the Private Account Composite is 10/31/89.

/4/ The performance of the Private Account Composite does not represent the fund's performance and should not be interpreted as indicative of the fund's future performance. The Composite reflects the historical performance of discretionary investment management accounts under the management of the fund's advisor with substantially similar objectives and policies as the fund. Historical Composite performance information reflects the deduction of the fund's total expenses of 0.45%. The performance of accounts in the Composite might have been lower if they were subject to the extra restrictions imposed on mutual funds. AIMR performance requirements went into effect 1/1/93 and prior to that date the Composite may not have included all discretionary accounts.

/5/ The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

/6/ The fund commenced operations on 1/3/97 and performance is calculated as of 1/31/97.

                                                                            |
                         J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND  | 5
                                                                            |

================================================================================


FINANCIAL HIGHLIGHTS

---------------------------------
Per-share data                    For fiscal periods ended May 31
--------------------------------------------------------------------------------
                                                           1997/1/        1998

Net asset value, beginning of period ($)                   10.00          11.47
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                 0.04           0.12
  Net realized and unrealized gain
  on investment ($)                                         1.43           3.62
================================================================================
Total from investment operations ($)                        1.47           3.74
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                   --          (0.12)
  Net realized gains (loss) ($)                               --          (0.13)
================================================================================
Total distributions ($)                                       --          (0.25)
--------------------------------------------------------------------------------
Net asset value, end of period ($)                         11.47          14.96
--------------------------------------------------------------------------------

---------------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------
Total return (%)                                           14.70/2/       32.98
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   49,726        296,191
--------------------------------------------------------------------------------
Ratio to average net assets:
--------------------------------------------------------------------------------
Expenses (%)                                                0.45/3/        0.45
--------------------------------------------------------------------------------
Net investment income (%)                                   1.58/3/        1.27
--------------------------------------------------------------------------------
Expenses without reimbursement (%)                          1.34/3/        0.72
--------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

/1/   The fund commenced operations on 1/3/97.

/2/   Not annualized.

/3/   Annualized.

  |
6 |  J.P. MORGAN INSTITUTIONAL DISCIPLINED EQUITY FUND
  |

================================================================================



                     (THIS PAGE IS INTENTIONALLY LEFT BLANK)

                                                                             |
                                                                             | 7
                                                                             |

J.P. MORGAN INSTITUTIONAL
U.S. EQUITY FUND                     TICKER SYMBOL: JMUEX
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL U.S. EQUITY
                                     FUND)



[GRAPHIC] GOAL
The fund's goal is to provide high total return from a portfolio of selected equity securities. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the Standard & Poor's 500 Stock Index (S&P 500). The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the investment process described on page 2. The fund generally considers selling stocks that appear overvalued.


[GRAPHIC] POTENTIAL RISKS AND REWARDS
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the S&P 500. At the same time, by controlling the industry weightings of the fund so they can differ only moderately from the industry weightings of the S&P 500, the fund seeks to limit its volatility to that of the overall market, as represented by this index.

The fund's securities are described in more detail on page 18, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

                                [CHART OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $12.5 billion using the same strategy as the fund.

The portfolio management team is led by William M. Riegel, Jr., managing director, who has been on the team since 1993 and has been at J.P. Morgan since 1979, and Henry D. Cavanna, managing director, who joined the team in February of 1998, and has been at J.P. Morgan since 1971. Both served as managers of U.S. equity portfolios prior to managing the fund.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.


-----------------------------------------
Annual fund operating expenses/1/     (%)
-----------------------------------------

Management fees (actual)             0.40

Marketing (12b-1) fees               none

Other expenses/2/
(after reimbursement)                0.20
=========================================
Total operating expenses/2/
(after reimbursement)                0.60
-----------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

--------------------------------------------------------------
                           1 yr.   3 yrs.    5 yrs.    10 yrs.

Your cost($)                 6       19        33        75
--------------------------------------------------------------

Footnotes for this section are shown on next page

  |
8 |  J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND
  |

================================================================================

PERFORMANCE (unaudited)

---------------------------------
Average annual total (%)                      Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 1 yr.          5 yrs.         10 yrs.        Since Inception/3/

J.P. Morgan Institutional U.S. Equity Fund/3/ (after expenses)   28.58          18.04          17.65               16.39
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500/4/ (no expenses)                                         33.36          20.27          18.05               17.34
-----------------------------------------------------------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

-------------------------------
Year-by-year total return (%)                 Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------
                                                  1988   1989   1990   1991   1992  1993   1994   1995   1996   1997
J.P. Morgan Institutional U.S. Equity Fund        14.12  31.43  1.38   34.12  8.73  11.06  (0.32) 32.83  21.22  28.58
S&P 500/4/                                        16.61  31.69  (3.11) 30.47  7.62  10.08   1.32  37.58  22.96  33.36
--------------------------------------------------------------------------------------------------------------------

================================================================================
FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                                For fiscal periods ended May 31
-----------------------------------------------------------------------------------------------
                                              1994/3/    1995       1996      1997       1998
Net asset value, beginning of period ($)      10.00      10.92      12.10     14.00      15.66
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                    0.08       0.18       0.27      0.17       0.15
  Net realized and unrealized gain (loss)
  on investments ($)                           0.88       1.42       2.66      3.02       3.81
================================================================================================
Total from investment operations ($)           0.96       1.60       2.93      3.19       3.96
-----------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                   (0.04)     (0.14)     (0.20)    (0.25)     (0.18)
  Net realized gains ($)                         --      (0.28)     (0.83)    (1.28)     (2.71)
================================================================================================
Total distributions ($)                       (0.04)     (0.42)     (1.03)    (1.53)     (2.89)
-----------------------------------------------------------------------------------------------
Net asset value, end of period ($)            10.92      12.10      14.00     15.66      16.73
-----------------------------------------------------------------------------------------------

-----------------------------
Ratios and supplemental data
-----------------------------------------------------------------------------------------------
Total return (%)                               9.61/5/   15.40      25.43     25.21      28.53
-----------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)      47,473    172,497    221,368   329,776    378,988
-----------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                   0.60/6/    0.60       0.60      0.60       0.60
-----------------------------------------------------------------------------------------------
Net investment income (%)                      1.74/6/    2.07       2.08      1.33       0.89
-----------------------------------------------------------------------------------------------
Expenses without reimbursement (%)             1.03/6/    0.71       0.62      0.65       0.63
-----------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.60%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 0.23% and 0.63%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

/3/ The fund commenced operations on 7/19/93 and commenced public investment operations on 9/17/93 and returns reflect performance of The Pierpont Equity Fund, the fund's predecessor, prior to that date. The Pierpont Equity Fund commenced operations on 6/27/85 and performance is calculated as of 6/30/85.

/4/ The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

/5/  Not annualized.

/6/  Annualized.

                                                                            |
                                J.P. MORGAN INSTITUTIONAL U.S. EQUITY FUND  | 9
                                                                            |

J.P. MORGAN INSTITUTIONAL
U.S. SMALL COMPANY FUND              TICKER SYMBOL: JUSSX
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL U.S. SMALL
                                     COMPANY FUND)



[GRAPHIC] GOAL
The fund's goal is to provide high total return from a portfolio of small company stocks. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH
The fund invests primarily in small and medium sized U.S. companies whose market capitalizations are greater than $110 million and less than $2.5 billion. Industry by industry, the fund's weightings are similar to those of the Russell 2000 Index. The fund can moderately underweight or overweight industries when it believes it will benefit performance.

Within each industry, the fund focuses on those stocks that are ranked as most undervalued according to the process described on page 2. The fund generally considers selling stocks that appear overvalued or have grown into large-cap stocks.


[GRAPHIC] POTENTIAL RISKS AND REWARDS
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

Small-cap stocks have historically offered higher long-term growth than large-cap stocks, and have also involved higher risks. The fund's small-cap emphasis means it is likely to be more sensitive to economic news and is likely to fall further in value during broad market downturns. The fund pursues returns that exceed those of the Russell 2000 Index while seeking to limit its volatility relative to this index.

The fund's securities are described in more detail on page 18, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

                                [CHART OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $2.4 billion using the same strategy as the fund. The portfolio management team is led by Denise Higgins, Candice Eggerss and Stephen J. Rich, all vice presidents. Ms. Higgins joined the team in January of 1998 and has been with J.P. Morgan since 1994. Prior to managing the fund, Ms. Higgins served as a balanced and equity portfolio manager and member of the U.S. asset allocation committee, and prior to 1994 was a mid-to-small cap portfolio manager at Lord Abbett & Company. Ms. Eggerss has been with J.P. Morgan since May of 1996 as a member of the U.S. small company portfolio management team and from June of 1993 to May of 1996 held a similar position with Weiss, Peck and Greer. Mr. Rich joined the team in January of 1997 and has been at J.P. Morgan since 1991, and prior to managing the fund held positions in J.P. Morgan's structured equity and balanced/equity groups.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.


-----------------------------------------
Annual fund operating expenses/1/     (%)
-----------------------------------------

Management fees (actual)             0.60

Marketing (12b-1) fees               none

Other expenses/2/
(after reimbursement)                0.20
=========================================
Total operating expenses/2/
(after reimbursement)                0.80
-----------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------
The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

----------------------------------------------------------------
                           1 yr.    3 yrs.   5 yrs.    10 yrs.

Your cost($)                 8        26       44        99
----------------------------------------------------------------

Footnotes for this section are shown on next page

   |
10 |  J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND
   |

================================================================================

PERFORMANCE (unaudited)

---------------------------------
Average annual total return (%)               Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      1 yr.        5 yrs.         10 yrs.        Since Inception/3/

J.P. Morgan Institutional U.S. Small Company Fund/3) (after expenses) 22.70        14.87          15.47                14.40
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Index/4/ (no expenses)                                   24.36        17.59          16.94                14.89
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index/4/ (no expenses)                                   22.36        16.41          15.76                13.04
-----------------------------------------------------------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

-------------------------------
Year-by-year total return (%)                 Shows changes in returns by calendar year
----------------------------------------------------------------------------------------------------------------------
                                                  1988   1989   1990   1991   1992  1993   1994   1995   1996   1997
J.P. Morgan Institutional U.S. Small Company Fund 13.67  29.01 (24.34) 59.59  18.98  8.59 (5.81)  31.88  20.84  22.70
Russell 2500 Index/4/                             22.73  19.43 (14.88) 46.70  16.19 16.54 (1.06)  31.70  19.03  24.36
Russell 2000 Index/4/                                                                                           22.36
----------------------------------------------------------------------------------------------------------------------

================================================================================
FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                                For fiscal periods ended May 31
-------------------------------------------------------------------------------------------------
                                              1994/3/    1995       1996      1997       1998
Net asset value, beginning of period ($)      10.00      10.03      11.16     13.97      14.09
-------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss) ($)             0.04       0.10       0.13      0.10       0.09
  Net realized and unrealized gain
  on investment ($)                              --       1.12       3.66      1.07       3.04
=================================================================================================
Total from investment operations ($)           0.04       1.22       3.79      1.17       3.13
-------------------------------------------------------------------------------------------------
Distributions to shareholders from
  Net investment income ($)                   (0.01)     (0.09)     (0.12)    (0.13)     (0.08)
  Net realized gain ($)                          --        --       (0.86)    (0.92)     (1.84)
=================================================================================================
Total distributions ($)                       (0.01)     (0.09)     (0.98)    (1.05)     (1.92)
-------------------------------------------------------------------------------------------------
Net asset value, end of period ($)            10.03      11.16      13.97     14.09      15.30
-------------------------------------------------------------------------------------------------

------------------------------
 Ratios and supplemental data
-------------------------------------------------------------------------------------------------
Total return (%)                               0.42/5/   12.26      35.60      9.44      23.55
-------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)      74,141    149,279    291,931   401,797    420,413
-------------------------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                   0.80/6/    0.80       0.80      0.80       0.80
-------------------------------------------------------------------------------------------------
Net investment income (loss) (%)               0.93/6/    1.14       1.20      0.81       0.55
-------------------------------------------------------------------------------------------------
Expenses without reimbursement and including
interest expense (%)                           1.07/6/    0.91       0.83      0.85       0.85
-------------------------------------------------------------------------------------------------
Interest expense (%)                             --         --         --        --       0.00/7/
-------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

/1/ The fund has a master/feeder structure as described on page 17. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 0.80%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 0.25% and 0.85%, respectively. This reimbursement arrangement can be changed or terminated at any time at the option of J.P. Morgan.

/3/ The fund commenced operations on 7/19/93 and commenced public investment operations on 11/4/93 and returns reflect performance of The Capital Appreciation Fund, the fund's predecessor, prior to that date. The Capital Appreciation Fund commenced operations on 6/27/85 and performance is calculated as of 6/30/85.

/4/ Effective 3/1/98, the fund's benchmark changed from the Russell 2500 Index, a widely recognized, unmanaged index used primarily to measure the performance of small- to medium- cap U.S. stocks, to the Russell 2000 Index, a widely recognized, unmanaged index used primarily to measure the performance of small-cap U.S. stocks. The Russell 2000 Index represents the returns of small-cap stocks only, better captures that universe's performance and fits more neatly into an investor's asset allocation model.

/5/  Not annualized.

/6/  Annualized.

/7/  Less than 0.01%.

                                                                           |
                        J.P. MORGAN INSTITUTIONAL U.S. SMALL COMPANY FUND  | 11
                                                                           |

J.P. MORGAN INSTITUTIONAL TAX AWARE
DISCIPLINED EQUITY FUND
================================================================================
                                 REGISTRANT: J.P. MORGAN SERIES TRUST
                                 (J.P. MORGAN TAX AWARE DISCIPLINED EQUITY FUND:
                                 INSTITUTIONAL SHARES)


[GRAPHIC] GOAL
The fund's goal is to provide a consistently high after tax total return from a broadly diversified portfolio of equity securities with risk characteristics similar to the Standard & Poor's 500 Stock Index (S&P 500). This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH
The fund invests primarily in large- and medium-capitalization U.S. companies. Industry by industry, the fund's weightings are similar to those of the S&P 500. The fund does not look to overweight or underweight industries.

Within each industry, the fund modestly overweights stocks that are ranked as undervalued or fairly valued while modestly underweighting or not holding stocks that appear overvalued. (The process used to rank stocks according to their relative valuations is described on page 2.) Therefore, the fund tends to own a larger number of stocks within the S&P 500 than the U.S. Equity Fund.

To this investment approach the fund adds the element of tax aware investing. The fund's tax aware investment strategies are described on page 3.


[GRAPHIC] POTENTIAL RISKS AND REWARDS
The value of your investment in the fund will fluctuate in response to movements in the stock market. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking decisions.

By owning a large number of stocks within the S&P 500, with an emphasis on those that appear undervalued or fairly valued, and by tracking the industry weightings of that index, the fund seeks returns that modestly exceed those of the S&P 500 over the long term with virtually the same level of volatility. The fund's tax aware strategies may reduce your capital gains but will not eliminate them. Maximizing after-tax returns may require trade-offs that reduce pre-tax returns.

The fund's securities are described in more detail on page 18, along with their main risks, which may cause the fund's share price to decline, and the fund's strategies to reduce these risks.


POTENTIAL RISK AND RETURN

                                [CHART OMITTED]

The positions of the funds in this graph reflect long-term performance goals only, and are relative, not absolute.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $13 billion using the same strategy as the fund.

The portfolio management team is led by Robin B. Chance, vice president, and Frederic A. Nelson, managing director, who have been on the team since the fund's inception in January of 1997. Ms. Chance has been at J.P. Morgan since 1987, Mr. Nelson since May of 1994. Prior to managing this fund, both were responsible for structured equity strategies. Prior to joining Morgan, Mr. Nelson was a portfolio manager at Bankers Trust.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The fund's redemption fee is paid out of the proceeds you receive when you sell applicable shares; this fee does not apply to in-kind redemptions. The annual fund expenses shown are deducted from fund assets prior to performance calculations.


-----------------------------------------
Shareholder transaction expenses
-----------------------------------------

Redemption fees (% of your cash proceeds)
-----------------------------------------

Shares held for less than
five years                           1.00

Shares held five years or longer     none

Annual expenses/1/ (% of fund assets)
-----------------------------------------
Management fees (actual)             0.35

Marketing (12b-1) fees               none

Other expenses/2/
(after reimbursement)                0.20
=========================================
Total operating expenses/2/
(after reimbursement)                0.55
-----------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged. The first number assumes that you continued to hold your shares, the second that you sold all shares for cash at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

----------------------------------------------------------
                     1 yr.    3 yrs.     5 yrs.    10 yrs.

Your cost($)         6/16     18/28      31/31      69/69
----------------------------------------------------------

Footnotes for this section are shown on next page.


   |
12 |  J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND
   |

================================================================================

PERFORMANCE (unaudited)

---------------------------------
Average annual total return (%)         Shows performance over time, for periods ended December 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Since inception/3/

J.P. Morgan Institutional Tax Aware Disciplined Equity Fund (after expenses)                               27.78
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500/4/) (no expenses)                                                                                  25.52
-----------------------------------------------------------------------------------------------------------------------------------

   [The following table was depicted as a bar chart in the printed material.]

------------------------------
Total return (%)          Shows changes in returns by calendar year
--------------------------------------------------------------------------------
                                                                         1997/3/

J.P. Morgan Institutional Tax Aware Disciplined Equity Fund               27.78
S&P 500/4/                                                                25.52
--------------------------------------------------------------------------------

================================================================================
FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                    For fiscal periods ended
--------------------------------------------------------------------------------

                                                         10/31/97(/3/)   4/30/98
                                                                     (unaudited)

Net asset value, beginning of period ($)                   10.00        12.08
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                 0.06         0.06
  Net realized and unrealized gain
  on investments ($)                                        2.02         2.72
================================================================================
Total from investment operations ($)                        2.08         2.78
--------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                   --        (0.10)
================================================================================
Net asset value, end of period ($)                         12.08        14.76
--------------------------------------------------------------------------------

-----------------------------
Ratios and supplemental data
--------------------------------------------------------------------------------

Total return (%)                                           20.80/5/     23.18/5/
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                   12,026       67,198
--------------------------------------------------------------------------------
Ratio to average net assets:
Expenses (%)                                                0.55/6/      0.55/6/
--------------------------------------------------------------------------------
Net investment income (%)                                   1.19/6/      1.02/6/
--------------------------------------------------------------------------------
Expenses without reimbursement (%)                          4.59/6/      1.22/6/
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                   35/5/        12/5/
--------------------------------------------------------------------------------
Average broker commissions per share ($)                  0.0261       0.0235
--------------------------------------------------------------------------------

The financial highlights for the fiscal period ended 10/31/97 have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

/1/ This table shows expenses for the fiscal period ended 10/31/97, expressed as a percentage of average net assets and reflecting reimbursement for ordinary expenses over 0.55%.

/2/ Without reimbursement, other expenses and total operating expenses would have been 4.24% and 4.59%, respectively, on an annualized basis. This reimbursement arrangement can be changed or terminated at any time after 2/28/99 at the option of J.P. Morgan.

/3/ The fund commenced operations on 1/30/97 and performance is calculated as of 1/31/97.

/4/ The S&P 500 is an unmanaged index of U.S. stocks widely used as a measure of overall stock market performance.

/5/   Not annualized.

/6/   Annualized.

                                                                          |
             J.P. MORGAN INSTITUTIONAL TAX AWARE DISCIPLINED EQUITY FUND  | 13
                                                                          |

YOUR INVESTMENT
================================================================================

For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.


INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.


INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.


INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments is $1,000,000 for the Disciplined Equity and U.S. Small Company funds and $3,000,000 for the U.S Equity and Tax Aware funds and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown on the right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.

OPENING YOUR ACCOUNT

      By wire

o     Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

      Morgan Guaranty Trust Company of New York
      Routing number: 021-000-238
      Credit: J.P. Morgan Institutional Funds
      Account number: 001-57-689
      FFC: your account number, name of registered owner(s) and fund name

      By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.

      By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ADDING TO YOUR ACCOUNT

      By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.

      By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).

By exchange

o     Call the Shareholder Services Agent to effect an exchange.


   |
14 |  YOUR INVESTMENT
   |

================================================================================


SELLING SHARES

      By phone - wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identification number (PIN) that was provided to you when you opened your fund account.

      By phone - check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net cash amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).

      In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o     Indicate whether you want any cash proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o     Mail the letter to the Shareholder Services Agent.

      By exchange

o     Call the Shareholder Services Agent to effect an exchange.

ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that for tax purposes an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). Each fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with a fund's fair valuation procedures.

Timing of orders Orders to buy or sell shares are executed at the next NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

================================================================================

                    Shareholder Services Agent
                    J.P. Morgan Funds Services
                    522 Fifth Avenue
                    New York, NY 10036
                    1-800-766-7722

                    Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                                            |
                                                           YOUR INVESTMENT  | 15
                                                                            |

================================================================================


Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, cash proceeds are generally available the day following execution and will be forwarded according to your instructions. In-kind redemptions (described on page 3) will be available as promptly as is feasible.

When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), each fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, each fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

Income dividends are typically paid four times a year for the Disciplined Equity, U.S. Equity and Tax Aware funds; and twice a year for the U.S. Small Company Fund. Each fund typically makes capital gains distributions, if any, once per year. However, a fund may make more or fewer payments in a given year, depending on its investment results and its tax compliance situation. Each fund's dividends and distributions consist of most or all of its net investment income and net realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


TAX CONSIDERATIONS

In general, selling shares for cash, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

================================================================================
Transaction                        |     Tax status
--------------------------------------------------------------------------------
Income dividends                         Ordinary income
--------------------------------------------------------------------------------
Short-term capital gains                 Ordinary income
distributions
--------------------------------------------------------------------------------
Long-term capital gains                  Capital gains
distributions
--------------------------------------------------------------------------------
Sales or exchanges of shares             Capital gains or losses
owned for more than one year
--------------------------------------------------------------------------------
Sales or exchanges of shares             Gains are treated as ordinary
owned for one year or less               income; losses are subject
                                         to special rules
--------------------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


   |
16 |  YOUR INVESTMENT
   |

FUND DETAILS
================================================================================


BUSINESS STRUCTURE

As noted earlier, each fund (except the Tax Aware Fund) is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, a fund will withdraw from its master portfolio, receiving its assets either in cash or securities. Each feeder fund's trustees would then consider whether a fund should hire its own investment adviser, invest in a different master portfolio, or take other action.

The Tax Aware Fund is a series of J.P. Morgan Series Trust, a Massachusetts business trust. Information about other series or classes is available by calling 1-800-766-7722. In the future, the trustees could create other series or share classes, which would have different expenses.


MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios, and J.P. Morgan Series Trust, are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                            Percentage of the master
                                             portfolio's average net assets
Disciplined Equity                           0.35%
U.S. Equity                                  0.40%
U.S. Small Company                           0.60%
--------------------------------------------------------------------------------
Administrative services                      Master portfolio's and fund's pro-
(fee shared with Funds                       rata portions of 0.09% of the
Distributor, Inc.)                           first $7 billion in J.P. Morgan-
                                             advised portfolios, plus 0.04%
                                             of average net assets over
                                             $7 billion
--------------------------------------------------------------------------------
Shareholder services                         0.10% of the fund's average
                                             net assets
--------------------------------------------------------------------------------

The Tax Aware Fund, subject to the expense reimbursements described earlier in this prospectus, pays J.P. Morgan the following fees for investment advisory and other services:

--------------------------------------------------------------------------------
Advisory services                            0.35% of the fund's average
                                             net assets
--------------------------------------------------------------------------------
Administrative services                      Fund's pro-rata portion of 0.09%
(fee shared with Funds                       of the first $7 billion in
Distributor, Inc.)                           J.P. Morgan-advised portfolios,
                                             plus 0.04% of average
                                             net assets over $7 billion
--------------------------------------------------------------------------------
Shareholder services                         0.25% of the fund's average
                                             net assets
--------------------------------------------------------------------------------

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the funds' other service providers and other entities with computer systems linked to the funds do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the funds are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the funds or generally, the net asset value of the funds will decline.


                                                                          |
                                                            FUND DETAILS  | 17
                                                                          |

================================================================================


RISK AND REWARD ELEMENTS

This table discusses the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-13). It also outlines each fund's policies toward various securities, including those that are designed to help certain funds manage risk.

====================================================================================================================================
Potential risks                    |    Potential rewards                 |    Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Market conditions
o Each fund's share price and        o Stocks have generally                o Under normal circumstances the funds plan to remain
  performance will fluctuate in        outperformed more stable               fully invested, with at least 65% in stocks; stock
  response to stock market             investments (such as bonds and         investments may include U.S. and foreign common
  movements                            cash equivalents) over the long        stocks, convertible securities, preferred stocks,
                                       term                                   trust or partnership interests, warrants, rights, and
o Adverse market conditions may                                               investment company securities
  from time to time cause a
  fund to take temporary                                                    o The funds seek to limit risk through diversification
  defensive positions that are
  inconsistent with its                                                     o During severe market downturns, the funds have the
  principal investment                                                        option of investing up to 100% of assets in
  strategies and may hinder a                                                 investment-grade short-term securities
  fund from achieving its
  investment objective
------------------------------------------------------------------------------------------------------------------------------------
Management choices
o A fund could underperform its      o A fund could outperform its          o J.P. Morgan focuses its active management on
  benchmark due to its                 benchmark due to these same            securities selection, the area where it believes its
  securities and asset                 choices                                commitment to research can most enhance returns
  allocation choices
------------------------------------------------------------------------------------------------------------------------------------
Foreign investments
o Currency exchange rate             o Favorable exchange rate              o Each fund anticipates that its total foreign
  movements could reduce gains         movements could generate gains         investments will not exceed 20% of assets
  or create losses                     or reduce losses
                                                                            o Each fund actively manages the currency exposure of
o A fund could lose money            o Foreign investments, which             its foreign investments relative to its benchmark, and
  because of foreign government        represent a major portion of           may hedge back into the U.S. dollar from time to time
  actions, political                   the world's securities, offer          (see also "Derivatives")
  instability, or lack of              attractive potential
  adequate and accurate                performance and opportunities
  information                          for diversification
------------------------------------------------------------------------------------------------------------------------------------
Derivatives
o Derivatives such as futures,       o Hedges that correlate well           o The funds use derivatives for hedging and for risk
  options, swaps and forward           with underlying positions can          management (i.e., to establish or adjust exposure to
  foreign currency contracts           reduce or eliminate losses at          particular securities, markets or currencies); risk
  that are used for hedging the        low cost                               management may include management of a fund's exposure
  portfolio or specific                                                       relative to its benchmark (swaps and forward foreign
  securities may not fully           o A fund could make money and            currency contracts are not permitted to be used by the
  offset the underlying                protect against losses if              Tax Aware Fund)
  positions/1/                         management's analysis proves
                                       correct                              o The funds only establish hedges that they expect will
o Derivatives used for risk                                                   be highly correlated with underlying positions
  management may not have the        o Derivatives that involve
  intended effects and may             leverage could generate              o While the funds may use derivatives that incidentally
  result in losses or missed           substantial gains at low cost          involve leverage, they do not use them for the
  opportunities                                                               specific purpose of leveraging their portfolios

o The counterparty to a
  derivatives contract could
  default

o Derivatives that involve
  leverage could magnify losses
------------------------------------------------------------------------------------------------------------------------------------


/1/ A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a pre-determined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.



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18 |   FUND DETAILS
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
====================================================================================================================================
Potential risks                    |    Potential rewards                 |    Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o A fund could have difficulty       o These holdings may offer more        o No fund may invest more than 15% of net assets in
  valuing these holdings               attractive yields or potential         illiquid holdings
  precisely                            growth than comparable widely
                                       traded securities                    o To maintain adequate liquidity to meet redemptions,
o A fund could be unable to sell                                              each fund may hold investment-grade short-term
  these holdings at the time or                                               securities (including repurchase agreements) and, for
  price it desires                                                            temporary or extraordinary purposes, may borrow from
                                                                              banks up to 33 1/3% of the value of its assets
------------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed delivery
securities
o When a fund buys securities        o A fund can take advantage of         o Each fund uses segregated accounts to offset leverage
  before issue or for delayed          attractive transaction                 risk
  delivery, it could be exposed        opportunities
  to leverage risk if it does
  not use segregated accounts
------------------------------------------------------------------------------------------------------------------------------------
Short-term trading
o Increased trading would raise      o A fund could realize gains           o Each Fund anticipates a portfolio turnover rate of
  a fund's brokerage and related       in a short period of time              approximately 100%
  costs
                                     o A fund could protect against         o The funds generally avoid short-term trading, except
o Increased short-term capital         losses if a stock is                   to take advantage of attractive or unexpected
  gains distributions would            overvalued and its value later         opportunities or to meet demands generated by
  raise shareholders' income tax       falls                                  shareholder activity
  liability
------------------------------------------------------------------------------------------------------------------------------------

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FOR MORE INFORMATION
================================================================================


For investors who want more information on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about the funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone: 1-800-766-7722

Hearing impaired: 1-888-468-4015

Email: JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. Each fund's investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional Disciplined Equity Fund ...... 811-07342 and 033-54642

J.P. Morgan Institutional U.S. Equity Fund ............. 811-07342 and 033-54642

J.P. Morgan Institutional U.S. Small Company Fund ...... 811-07342 and 033-54642

J.P. Morgan Institutional Tax Aware
  Disciplined Equity Fund .............................. 811-07795 and 333-11125


J.P. MORGAN INSTITUTIONAL FUNDS AND THE MORGAN TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.


JPMorgan
================================================================================
J.P. Morgan Institutional Funds              |

Advisor                                         Distributor

J.P. Morgan Investment Management Inc.          Funds Distributor, Inc.
522 Fifth Avenue                                60 State Street
New York, NY 10036                              Boston, MA 02109
1-800-766-7722                                  1-800-221-7930

                                                                      IEQCP-9810